Vanguard SP 500 Growth Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Institutional Prospectus [Member] | Vanguard SP 500 Growth Index Fund | ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	35.95%	29.93%	(29.45%)	31.89%	33.38%